18. Restatement	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
RESTATEMENT
18.	RESTATEMENT

The Company has restated its previously issued Consolidated Statements of Operations for the years ended December 31, 2017 to correct for an error in its presentation previously filed in error by our EDGAR filing agent. Changes to deposits of $10,000 was due to a correction identified. Changes to accounts payable $13,500, accrued expenses $46,380 and accrued expenses – related parties $22,250 were related to reclassifications identified by the Company and an additional expense not previously recorded. Changes to notes payable-related party $24,061, convertible notes payable – net $18,042 and derivative liability $(182,680) were the result of changes the Company identified during the audit. Changes to sales of ice cream $(118,887), cost of sales for ice cream $75,501, depreciation $(86,154) are related to the change in other income $108,234, for a reclass of certain event sales of ice cream and reclass of depreciation expense from operating expense to cost of sales. Loss on disposal of assets $38,584 were related to the closure of the Romeo’s stores, selling, general and administrative $3,495 were related to reclass of certain expenses identified by the Company during our audit. Change in value of derivative liability $1,349,586 and amortization of debt discounts $23,170 were to due revaluations by the Company for certain convertible debts. Changes in loss from extinguishment of $76 and interest expense of $(76) related to reclass of certain expenses identified by the Company during our audit. All changes to cash flow are a result of changes noted above for assets and statements of operations and reclassifications of certain accounts identified by the Company during our audit.

	December 31, 2017	Adjustment	As Restated
ASSETS
Current assets
Cash	68,986	(0)	68,986
Accounts receivable-net	63,061	0	63,061
Inventory-net	46,928	–	46,928
Prepaid and other	11,631	(0)	11,631

Total current assets	190,606	(0)	190,606

Property and equipment, net of accumulated depreciation of $1,030,232 and $838,736, respectively	491,473	1	491,474
Land	603,000	–	603,000
Intangible assets, net	15,561	–	15,561
Deposits	6,660	10,000	16,600
Due from related party	1,820	–	1,820

Total assets	1,309,061	10,000	1,319,061

LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Current liabilities
Accounts payable	193,239	13,500	206,739
Accrued expenses	291,826	(46,380)	245,446
Accrued expenses - related parties	472,750	22,500	495,250
Interest payable	312,192	–	312,192
Accrued payroll taxes	2,047	–	2,047
Due to officers and shareholders	77,640	–	77,640
Line of credit	15,498	–	15,498
Common stock to be issued	500	–	500
Series H preferred shares to be issued	–	–	–
Notes payable, unrelated party	215,979	–	215,979
Notes payable - related party	120,128	24,061	144,189
Convertible notes payable, net of debt discounts of $263,536 and $21,833, respectively	598,339	18,042	616,381
Convertible notes payable - related party	165,000	–	165,000
Derivative Liability	2,419,337	(182,680)	2,236,656
Income Tax payable	15,865	–	15,865

Total current liabilities	4,900,340	(150,958)	4,749,382

Total liabilities	4,900,340	(150,958)	4,749,382

Shareholders' (deficit)
Preferred stock	8,849	–	8,849
Common stock; 500,000,000 shares authorized with $0.001 par value; 64,414,091 and 25,223,578 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	66,031	–	66,031
Additional paid-in capital	46,795,517	(1,187,366)	45,608,151
Accumulated deficit	(50,461,676)	1,348,324	(49,113,352)
Total shareholders' deficiency	(3,591,279)	160,958	(3,430,321)

Total liabilities and shareholders' deficiency	$1,309,061	$10,000	$1,319,061

	December 31, 2017	Adjustment	As Restated
REVENUE
Rental income	$193,601		193,601
Sales of pizza	592,445		592,445
Sales of ice cream	954,855	(480,309)	474,546
Sales to franchisees
Ice cream	–	131,487	131,487
Franchise fees	–	81,435	81,435
Royalty fees	–	19,500	19,500
Truck sales and build out	–	129,000	129,000
Other	3,754	–	3,754
Total revenue	1,744,655	(118,887)	1,625,768

COST OF SALES (Exclusive of depreciation not related to Cost of Sales, shown separately below)
Rental business	155,416	–	155,416
Pizza restaurants	429,779	–	429,779
Ice cream stores	771,213	75,500	846,714
Sales to franchisees	–	–	–
Ice cream	–	–	–
Franchise fees	–	–	–
Royalty fees	–	–
Truck sales and build out	–	–	–
Other	–	–	–
Total cost of sales	1,356,408	75,501	1,431,909

GROSS MARGIN	388,247	(194,388)	193,859

OPERATING EXPENSES
Depreciation and amortization expense	246,325	(86,154)	160,171
Goodwill Impairment	932,529	–	932,529
Loss on disposal of assets	–	38,584	38,584
Selling, general and administrative	2,051,620	3,495	2,055,115
		–
Total operating cost	3,230,474	(44,075)	3,186,399

(LOSS) FROM OPERATIONS	(2,842,227)	(150,313)	(2,992,540)

OTHER INCOME (EXPENSE)
Other Income	0	108,234	108,234
(Loss) Gain from extinguishment of debt	(46,009)	76	(45,933)
Change in value of derivative liability	(1,386,055)	1,349,586	(36,469)
Interest expense	(111,606)	(76)	(111,682)
Amortization of debt discounts	(596,775)	23,170	(573,605)
Loss on disposal of assets	(17,647)	17,647	–
Loss on Impairment of Goodwill	–	–	–

Total other income (expenses)	(2,158,092)	1,498,637	(659,455)

(LOSS) FOR THE PERIOD	$(5,000,319)	$1,348,324	$(3,651,995)

(LOSS) PER COMMON SHARE
-BASIC AND DILUTED	$(180.00)	$222.51	$(164.30)

	December 31, 2017	Adjustment	As Restated
			(Restated)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss)	$(5,000,319)	$1,348,324	$(3,651,995)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	268,211	(40,252)	227,959
Loss from disposal of fixed assets	17,647	20,937	38,584
(Gain) from debt forgiveness	46,009	(46,009)	–
Loss from impairment of goodwill	932,529	–	932,529
(Gain) on settlement of liabilities	–	(38,220)	(38,220)
Loss on settlement of note payable - related party	–	84,153	84,153
Amortization of loan discount	596,775	(23,170)	573,605
Change in value of derivative liability	1,386,055	(1,349,586)	36,469
Stock based compensation	402,994	(117,371)	285,623
Warrants expense	98,573	(1,820)	96,753
Convertible note issued for conversion cost reimbursement	9,500	(9,500)
Convertible note issued for services rendered	80,000	–	80,000
(Increase) decrease in:		–
Accounts receivable	(31,053)	–	(31,053)
Inventory	(4,699)	–	(4,699)
Other assets	–	(15,072)	(15,072)
Deposits	(5,072)	5,072	–
Prepaids and other current assets	25,359	–	25,359
Accounts payable	127,336	13,501	140,837
Accrued expenses	(347,629)	195,368	(152,261)
Interest payable	98,315	(17,575)	80,740
Taxes payable	7,579	(15,158)	(7,579)
Accrued payroll taxes	(39,736)	0	(39,736)
Accrued officers' salaries	700,600	22,500	723,100

Net cash used in operating activities	(663,830)	48,926	(614,904)

INVESTING ACTIVITIES
Purchase of intangible assets	(5,000)	–	(5,000)
Disposal of fixed assets			–
Purchase of fixed assets	(9,468)	1,668	(7,800)

Net cash provided by (used in) investing activities	(14,468)	1,668	(12,800)

FINANCING ACTIVITIES
Due to related party	(37,059)	(54,732)	(91,791)
Proceeds from sales of stock	40,000	0	40,000
Shareholder contributions	24,061
Proceeds from convertible notes payable	705,177	(17,977)	687,200
Proceeds from notes payable -related party	–	46,176	46,176
Proceeds from notes payable -3rd party	–	25,343	25,343
Proceeds from line of credit	5,498	11,343	16,841
Repayments to line of credit	–	(11,343)	(11,343)
(Repayments to) convertible notes payable	(43,341)	(25,343)	(68,684)
(Repayments to) notes payable	(10,000)	0	(10,000)

Net cash provided by financing activities	684,336	(50,594)	633,742

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,038	–	6,038

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	62,948	–	62,948

CASH AND CASH EQUIVALENTS, END OF PERIOD	$68,986	$–	$68,986

SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for:
Income tax			–
Interest	$–	$30,866	$30,866

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for settlement of accrued expense	$1,415,600	$–	$1,415,600
Common stock issued upon conversion of notes payable	$143,863	$–	$143,863
Common stock issued for settlement of note payable - related party	–	$451,891	$451,891
Conversion of preferred stock into common stock	$9,171	$(7,427)	$1,744
Common stock cancellation related to accrued liability	–	$2,500	$2,500
Series H Preferred Stock issued for prior year acquisition	$728,907	$–	$728,907
Series B preferred shares issued for debt settlement	–	$60,000	$60,000
Debt discount from issuance of warrant	–	$219,210	$219,210
Derivative Resolution upon conversion	–	$405,443	$405,443
Reclassification to derivative liabilities from additional paid in capital	$1,033,004	$939,995	$1,972,999
Debt discount from derivative liabilities	–	$535,878	$535,878
Cash carried over from acquisition	–	$–	$–